Capital and Financial Risk Management - Summary of Maturity Analysis for Derivative Financial Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities - cash outflows
Trade and other payables	€ 5,176	€ 4,770
Finance leases	21	12
Other interest-bearing loans and borrowings	9,309	7,950
Interest payments on finance leases	2	3
Interest payments on other interest-bearing loans and borrowings (i)	3,384	2,539
Cross-currency swaps - gross cash outflows	2,322	2,391
Other derivative financial instruments	32
Gross projected cash outflows	20,246	17,665
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(43)	(95)
Cross-currency swaps - gross cash inflows	(2,348)	(2,399)
Other derivative financial instruments	(6)
Gross projected cash inflows	(2,397)	(2,494)
Within 1 year [member]
Financial liabilities - cash outflows
Trade and other payables	4,609	4,534
Finance leases	5	3
Other interest-bearing loans and borrowings	620	320
Interest payments on finance leases		1
Interest payments on other interest-bearing loans and borrowings (i)	328	283
Cross-currency swaps - gross cash outflows	2,320	2,391
Other derivative financial instruments	30
Gross projected cash outflows	7,912	7,532
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(11)	(26)
Cross-currency swaps - gross cash inflows	(2,346)	(2,399)
Other derivative financial instruments	(3)
Gross projected cash inflows	(2,360)	(2,425)
Between1 and 2 years [member]
Financial liabilities - cash outflows
Trade and other payables	160	126
Finance leases	3	2
Other interest-bearing loans and borrowings	752	501
Interest payments on other interest-bearing loans and borrowings (i)	297	260
Cross-currency swaps - gross cash outflows	2
Other derivative financial instruments	2
Gross projected cash outflows	1,216	889
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(9)	(14)
Cross-currency swaps - gross cash inflows	(2)
Other derivative financial instruments	(2)
Gross projected cash inflows	(13)	(14)
Between 2 and 3 years [member]
Financial liabilities - cash outflows
Trade and other payables	30	38
Finance leases	3	2
Other interest-bearing loans and borrowings	953	751
Interest payments on other interest-bearing loans and borrowings (i)	265	231
Gross projected cash outflows	1,251	1,022
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(9)	(13)
Other derivative financial instruments	(1)
Gross projected cash inflows	(10)	(13)
Between 3 and 4 years [member]
Financial liabilities - cash outflows
Trade and other payables	18	20
Finance leases	2	1
Other interest-bearing loans and borrowings	375	934
Interest payments on other interest-bearing loans and borrowings (i)	248	200
Gross projected cash outflows	643	1,155
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(9)	(13)
Gross projected cash inflows	(9)	(13)
Between 4 and 5 years [member]
Financial liabilities - cash outflows
Trade and other payables	11	16
Finance leases	2	1
Other interest-bearing loans and borrowings	753	362
Interest payments on other interest-bearing loans and borrowings (i)	224	184
Gross projected cash outflows	990	563
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(4)	(13)
Gross projected cash inflows	(4)	(13)
After 5 years [member]
Financial liabilities - cash outflows
Trade and other payables	348	36
Finance leases	6	3
Other interest-bearing loans and borrowings	5,856	5,082
Interest payments on finance leases	2	2
Interest payments on other interest-bearing loans and borrowings (i)	2,022	1,381
Gross projected cash outflows	8,234	6,504
Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(1)	(16)
Gross projected cash inflows	€ (1)	€ (16)